Taxes payable	12 Months Ended
Dec. 31, 2017
Taxes payable [Abstract]
Taxes payable

20.              Taxes payable

	2017	2016

Brazil
IPI	60,917	59,323
IR and CSL	405,567	222,680
ICMS	257,720	182,034
PIS and COFINS	82,140	59,105
Other	52,926	62,743

Other countries
IR	66,059	46,670
Value-added tax	22,242	15,622
Total	947,571	648,177

Current liabilities	894,769	624,080
Non-current liabilities	52,802	24,097
Total	947,571	648,177

(a)         Special Tax Compliance Program (“PERT”)

In October 2017, Braskem adhered to PERT, a federal government tax installment/amnesty program implemented through Decree MP 783, of May 31, 2017, indicating the payment of tax and social security liabilities in the aggregate amount of R$111,735. The amount was reduced by R$12,895 due to discounts granted under the program. This amount will be settled by (i) R$67,953 were offset using tax credits from income tax losses and social contribution tax loss carryforwards, (ii) R$21,854 paid in cash, in October 2017, and (iii) R$9,033 were paid in cash, in January 2018.